BALANCE SHEET - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 234,923	$ 453,151
Prepaid expense	0	21,215
Prepaid insurance	0	61,846
Total Current Assets	234,923	536,212
Investments held in Trust Account	120,133,869	117,320,973
Total assets	120,368,792	117,857,185
Current Liabilities
Accrued expense	1,285,086	125,972
Amount due to relate parties	11,500
Income tax payable	106,724
Franchise tax payable	50,000	164,008
Total Current Liabilities	1,453,310	289,980
Warrant liabilities	607,775	4,851,668
Deferred underwriter fee payable	4,025,000	4,025,000
Working capital loan	300,000
Extension loans	2,300,000	0
Total liabilities	8,686,085	9,166,648
Commitments and Contingencies
Class A Common Stock subject to possible redemption; 11,500,000 shares at redemption value of $10.40 and $10.20 as of September 30, 2022 and December 31, 2021, respectively		117,300,000
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(8,451,509)	(8,609,810)
Total Stockholders' Deficit	(8,451,162)	(8,609,463)
Total Liabilities and Stockholders' Deficit	120,368,792	117,857,185
Class A Common Stock
Stockholders' Deficit
Common stock	59	59
Class A Common Stock subject to possible redemption
Current Liabilities
Class A Common Stock subject to possible redemption; 11,500,000 shares at redemption value of $10.40 and $10.20 as of September 30, 2022 and December 31, 2021, respectively	120,133,869	117,300,000
Class B Common Stock
Stockholders' Deficit
Common stock	$ 288	$ 288